Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001582313
Registrant Name	Xenon Pharmaceuticals Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES